Label	Element	Value
Revision of Prior Period, Adjustment [Member]
Finance Cost, Cash Flow Hedge, Transfer From Equity	agro_FinanceCostCashFlowHedgeTransferFromEquity	$ 9,890,000
Finance Cost, Cash Flow Hedge, Transfer From Equity	agro_FinanceCostCashFlowHedgeTransferFromEquity	11,393,000
Previously stated [member]
Finance Cost, Cash Flow Hedge, Transfer From Equity	agro_FinanceCostCashFlowHedgeTransferFromEquity	15,594,000
Finance Cost, Cash Flow Hedge, Transfer From Equity	agro_FinanceCostCashFlowHedgeTransferFromEquity	$ 26,693,000